Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value on a Recurring Basis	Table 15.1 presents the balances of assets and liabilities recorded at fair value on a recurring basis.
Table 15.1: Fair Value on a Recurring Basis

	December 31, 2022				December 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$28,844	4,530	—	33,374	27,607	2,249	—	29,856
Collateralized loan obligations	—	540	150	690	—	655	211	866
Corporate debt securities	—	10,344	23	10,367	—	9,987	18	10,005
Federal agency mortgage-backed securities	—	34,447	—	34,447	—	40,350	—	40,350
Non-agency mortgage-backed securities	—	1,243	12	1,255	—	1,531	11	1,542
Other debt securities	—	6,022	—	6,022	—	5,645	1	5,646
Total trading debt securities	28,844	57,126	185	86,155	27,607	60,417	241	88,265
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	45,285	—	—	45,285	39,661	—	—	39,661
Non-U.S. government securities	—	162	—	162	—	71	—	71
Securities of U.S. states and political subdivisions	—	10,332	113	10,445	—	16,832	85	16,917
Federal agency mortgage-backed securities	—	48,137	—	48,137	—	105,886	—	105,886
Non-agency mortgage-backed securities	—	3,284	—	3,284	—	4,522	10	4,532
Collateralized loan obligations	—	3,981	—	3,981	—	5,708	—	5,708
Other debt securities	—	2,137	163	2,300	—	4,378	91	4,469
Total available-for-sale debt securities	45,285	68,033	276	113,594	39,661	137,397	186	177,244
Loans held for sale	—	3,427	793	4,220	—	14,862	1,033	15,895
Mortgage servicing rights (residential)	—	—	9,310	9,310	—	—	6,920	6,920
Derivative assets (gross):
Interest rate contracts	262	40,503	321	41,086	52	22,296	190	22,538
Commodity contracts	—	5,866	134	6,000	—	5,902	63	5,965
Equity contracts (1)	112	9,051	410	9,573	6,402	9,350	2,019	17,771
Foreign exchange contracts	27	22,175	11	22,213	8	6,573	7	6,588
Credit contracts	—	44	22	66	—	32	14	46
Total derivative assets (gross)	401	77,639	898	78,938	6,462	44,153	2,293	52,908
Equity securities:
Marketable	18,527	86	3	18,616	29,968	82	4	30,054
Nonmarketable (2)	—	9,750	17	9,767	—	57	8,906	8,963
Total equity securities	18,527	9,836	20	28,383	29,968	139	8,910	39,017
Total assets prior to derivative netting	$93,057	216,061	11,482	320,600	103,698	256,968	19,583	380,249
Derivative netting (3)				(56,164)				(31,430)
Total assets after derivative netting				$264,436				348,819
Derivative liabilities (gross):
Interest rate contracts	$(193)	(40,377)	(2,903)	(43,473)	(28)	(17,712)	(63)	(17,803)
Commodity contracts	—	(3,325)	(120)	(3,445)	—	(2,351)	(66)	(2,417)
Equity contracts (1)	(118)	(6,502)	(1,652)	(8,272)	(5,820)	(10,753)	(2,448)	(19,021)
Foreign exchange contracts	(29)	(26,622)	(35)	(26,686)	(8)	(6,654)	(10)	(6,672)
Credit contracts	—	(33)	(3)	(36)	—	(40)	(3)	(43)
Total derivative liabilities (gross)	(340)	(76,859)	(4,713)	(81,912)	(5,856)	(37,510)	(2,590)	(45,956)
Short-sale and other trading liabilities	(14,791)	(5,513)	—	(20,304)	(15,436)	(5,249)	—	(20,685)
Long-term debt	—	(1,346)	—	(1,346)	—	—	—	—
Total liabilities prior to derivative netting	$(15,131)	$(83,718)	(4,713)	(103,562)	(21,292)	(42,759)	(2,590)	(66,641)
Derivative netting (3)				61,827				36,532
Total liabilities after derivative netting				$(41,735)				(30,109)
(1)During fourth quarter 2022, we changed the technique used to value certain exchanged-traded equity contracts from prices received from exchanges to an internal model. As a result of this change, these instruments are now classified as Level 2.
(2)Excludes $81 million of nonmarketable equity securities as of December 31, 2021, that are measured at fair value using non-published NAV per share (or its equivalent) as a practical expedient that are not classified in the fair value hierarchy.
(3)Represents balance sheet netting of derivative asset and liability balances, related cash collateral and portfolio level counterparty valuation adjustments. See Note 14 (Derivatives) for additional information.

Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis	Table 15.2 presents the changes in Level 3 assets and liabilities measured at fair value on a recurring basis.
Table 15.2: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis

									Net unrealized gains (losses) related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net gains/(losses) (1)	Purchases (2)	Sales	Settlements	Transfers into Level 3 (3)	Transfers out of Level 3 (4)	Balance, end of period		(5)
Year ended December 31, 2022
Trading debt securities	$241	(72)	218	(186)	(6)	22	(32)	185	(73)	(6)
Available-for-sale debt securities	186	(36)	327	(26)	(25)	460	(610)	276	(10)	(6)
Loans held for sale	1,033	(252)	389	(391)	(207)	237	(16)	793	(170)	(7)
Mortgage servicing rights (residential) (8)	6,920	2,001	1,003	(614)	—	—	—	9,310	3,254	(7)
Net derivative assets and liabilities:
Interest rate contracts	127	(3,280)	—	—	994	(435)	12	(2,582)	(2,073)
Equity contracts	(429)	28	—	(9)	721	(584)	(969)	(1,242)	271
Other derivative contracts	5	(68)	19	(9)	118	(16)	(40)	9	(16)
Total derivative contracts	(297)	(3,320)	19	(18)	1,833	(1,035)	(997)	(3,815)	(1,818)	(9)
Equity securities	8,910	4	1	(2)	—	3	(8,896)	20	(2)	(6)
Year ended December 31, 2021
Trading debt securities	$173	7	518	(448)	(12)	34	(31)	241	(8)	(6)
Available-for-sale debt securities	2,994	21	809	(112)	(278)	353	(3,601)	186	(4)	(6)
Loans held for sale	1,234	(25)	477	(534)	(377)	394	(136)	1,033	(26)	(7)
Mortgage servicing rights (residential) (8)	6,125	(842)	1,645	(8)	—	—	—	6,920	1,170	(7)
Net derivative assets and liabilities:
Interest rate contracts	446	27	—	—	(340)	(5)	(1)	127	(75)
Equity contracts	(314)	(468)	—	—	379	(228)	202	(429)	(266)
Other derivative contracts	39	(114)	3	(3)	77	—	3	5	(36)
Total derivative contracts	171	(555)	3	(3)	116	(233)	204	(297)	(377)	(9)
Equity securities	9,233	(267)	1	(68)	—	11	—	8,910	(316)	(6)
Year ended December 31, 2020
Trading debt securities	$223	(53)	600	(589)	(12)	115	(111)	173	(36)	(6)
Available-for-sale debt securities	1,565	(34)	43	(68)	(263)	2,255	(504)	2,994	1	(6)
Loans held for sale	1,214	(96)	1,312	(586)	(323)	1,927	(2,214)	1,234	(38)	(7)
Mortgage servicing rights (residential) (8)	11,517	(7,068)	1,707	(32)	1	—	—	6,125	(4,693)	(7)
Net derivative assets and liabilities:
Interest rate contracts	214	2,074	—	—	(1,842)	—	—	446	334
Equity contracts	(269)	(316)	—	—	298	(22)	(5)	(314)	(19)
Other derivative contracts	(5)	(63)	8	3	73	22	1	39	11
Total derivative contracts	(60)	1,695	8	3	(1,471)	—	(4)	171	326	(9)
Equity securities	7,850	1,369	2	—	—	23	(11)	9,233	1,370	(6)
(1)Includes net gains (losses) included in both net income and other comprehensive income. All amounts represent net gains (losses) included in net income except for $(37) million, $41 million and $0 million included in other comprehensive income from AFS debt securities for the years ended December 31, 2022, 2021 and 2020, respectively.
(2)Includes originations of mortgage servicing rights and loans held for sale.
(3)All assets and liabilities transferred into Level 3 were previously classified within Level 2.
(4)All assets and liabilities transferred out of Level 3 are classified as Level 2. During first quarter 2022, we transferred $8.9 billion of non-marketable equity securities and $1.4 billion of related economic hedging derivative assets (equity contracts) out of Level 3 due to our election to measure fair value of these instruments as a portfolio. Under this election, the unit of valuation is the portfolio-level, rather than each individual instrument. The unobservable inputs previously significant to the valuation of the instruments individually are no longer significant, as those unobservable inputs offset under the portfolio election.
(5)Includes net unrealized gains (losses) related to assets and liabilities held at period end included in both net income and other comprehensive income. All amounts represent net unrealized gains (losses) included in net income except for $(9) million, $(1) million and $57 million included in other comprehensive income from AFS debt securities for the years ended December 31, 2022, 2021 and 2020, respectively.
(6)Included in net gains from trading and securities on our consolidated statement of income.
(7)Included in mortgage banking income on our consolidated statement of income.
(8)For additional information on the changes in mortgage servicing rights, see Note 6 (Mortgage Banking Activities).
(9)Included in mortgage banking income, net gains from trading and securities, and other noninterest income on our consolidated statement of income.

Valuation Techniques - Recurring Basis
Table 15.3 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets and liabilities measured at fair value on a recurring basis.
The significant unobservable inputs for Level 3 assets inherent in the fair values obtained from third-party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion in the “Level 3 Asset and Liability Valuation Processes” section within this Note regarding vendor-developed valuations).
Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.
Table 15.3: Valuation Techniques – Recurring Basis

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique	Significant Unobservable Input	Range of Inputs				Weighted Average
December 31, 2022
Trading and available-for-sale debt securities	$157		Discounted cash flow	Discount rate	2.7	-	12.5%		6.4
	185		Market comparable pricing	Comparability adjustment	(33.6)	-	14.1		(4.8)
	119		Market comparable pricing	Multiples	1.1x	-	7.4x		4.0x
Loans held for sale	793		Discounted cash flow	Default rate	0.0	-	25.0%		0.7
				Discount rate	2.9	-	13.4		9.5
				Loss severity	0.0	-	53.6		15.7
				Prepayment rate	3.5	-	14.2		10.7
Mortgage servicing rights (residential)	9,310		Discounted cash flow	Cost to service per loan (1)	$52	-	550		102
				Discount rate	8.7	-	14.1%		9.1
				Prepayment rate (2)	8.1	-	21.9		9.4
Net derivative assets and (liabilities):
Interest rate contracts	(2,411)		Discounted cash flow	Discount rate	3.2	-	4.9		4.2
	(63)		Discounted cash flow	Default rate	0.4	-	5.0		2.3
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	22.0		18.7
Interest rate contracts: derivative loan commitments	(108)		Discounted cash flow	Fall-out factor	1.0	-	99.0		41.0
				Initial-value servicing	(9.3)	-	141.0	bps	11.5
Equity contracts	(1,000)		Discounted cash flow	Conversion factor	(12.2)	-	0.0%		(9.9)
				Weighted average life	0.5	-	1.5	yrs	0.8
	(242)		Option model	Correlation factor	(77.0)	-	99.0%		49.5
				Volatility factor	6.5	-	96.5		37.3
Insignificant Level 3 assets, net of liabilities	29
Total Level 3 assets, net of liabilities	$6,769	(3)
December 31, 2021
Trading and available-for-sale debt securities	$136		Discounted cash flow	Discount rate	0.4	-	12.5%		5.5
	11		Vendor priced
	280		Market comparable pricing	Comparability adjustment	(30.2)	-	19.2		(4.6)
Loans held for sale	1,033		Discounted cash flow	Default rate	0.0	-	29.2%		1.2
				Discount rate	1.6	-	11.9		5.1
				Loss severity	0.0	-	46.9		15.4
				Prepayment rate	7.5	-	18.2		13.1
Mortgage servicing rights (residential)	6,920		Discounted cash flow	Cost to service per loan (1)	$54	-	585		106
				Discount rate	5.8	-	8.8%		6.4
				Prepayment rate (2)	12.5	-	21.1		14.7
Net derivative assets and (liabilities):
Interest rate contracts	87		Discounted cash flow	Default rate	0.0	-	5.0		2.1
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	22.0		18.7
Interest rate contracts: derivative loan commitments	40		Discounted cash flow	Fall-out factor	1.0	-	99.0		16.8
				Initial-value servicing	(74.8)	-	146.0	bps	50.9
Equity contracts	253		Discounted cash flow	Conversion factor	(10.2)	-	0.0%		(9.7)
				Weighted average life	0.5	-	2.0	yrs	1.1
	(682)		Option model	Correlation factor	(77.0)	-	99.0%		23.2
				Volatility factor	6.5	-	72.0		29.1
Nonmarketable equity securities	8,906		Market comparable pricing	Comparability adjustment	(21.6)	-	(7.7)		(15.5)
Insignificant Level 3 assets, net of liabilities	9
Total Level 3 assets, net of liabilities	$16,993	(3)
(1)The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $52 - $178 at December 31, 2022, and $54 - $199 at December 31, 2021.
(2)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
(3)Consists of total Level 3 assets of $11.5 billion and $19.6 billion and total Level 3 liabilities of $4.7 billion and $2.6 billion, before netting of derivative balances, at December 31, 2022 and 2021, respectively.

Fair Value on a Nonrecurring Basis	Table 15.4 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2022 and 2021, and for which a nonrecurring fair value adjustment was recorded during the years then ended.
Table 15.4: Fair Value on a Nonrecurring Basis

	December 31, 2022			December 31, 2021
(in millions)	Level 2	Level 3	Total	Level 2	Level 3	Total
Loans held for sale (1)	$838	554	1,392	3,911	1,407	5,318
Loans:
Commercial	285	—	285	476	—	476
Consumer	512	—	512	380	—	380
Total loans	797	—	797	856	—	856
Mortgage servicing rights (commercial)	—	75	75	—	567	567
Nonmarketable equity securities	1,926	2,818	4,744	6,262	765	7,027
Other assets	1,862	296	2,158	1,373	175	1,548
Total assets at fair value on a nonrecurring basis	$5,423	3,743	9,166	12,402	2,914	15,316
(1)Predominantly consists of commercial mortgages and residential mortgage – first lien loans.

Gains (Losses) on Assets with Nonrecurring Fair Value Adjustment	Table 15.5 presents the gains (losses) on certain assets held at the end of the reporting periods presented for which a nonrecurring fair value adjustment was recognized in earnings during the respective periods.
Table 15.5: Gains (Losses) on Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2022	2021	2020
Loans held for sale	$(120)	33	12
Loans:
Commercial	(96)	(230)	(754)
Consumer	(739)	(564)	(260)
Total loans	(835)	(794)	(1,014)
Mortgage servicing rights (commercial)	4	33	(37)
Nonmarketable equity securities (1)	(1,191)	4,407	435
Other assets (2)	(275)	(388)	(469)
Total	$(2,417)	3,291	(1,073)
(1)Includes impairment of nonmarketable equity securities and observable price changes related to nonmarketable equity securities accounted for under the measurement alternative.
(2)Includes impairment of operating lease ROU assets, valuation of physical commodities, valuation losses on foreclosed real estate and other collateral owned, and impairment of private equity and venture capital investments in consolidated portfolio companies.

Valuation Techniques - Nonrecurring Basis	Table 15.6 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets that are measured at fair value on a nonrecurring basis and determined using an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented. Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans, and carrying value prior to the nonrecurring fair value measurement for nonmarketable equity securities and private equity and venture capital investments in consolidated portfolio companies.
Table 15.6: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3	Valuation Technique (1)	Significant Unobservable Input (1)		Range of Inputs Positive (Negative)			Weighted Average
December 31, 2022
Loans held for sale (2)	$143	Discounted cash flow	Default rate	(3)	0.1	-	86.1%	13.8
			Discount rate		3.8	-	13.8	9.0
			Loss severity		8.1	-	43.8	18.6
			Prepayment rate	(4)	2.3	-	23.4	18.6
	411	Market comparable pricing	Comparability adjustment		(8.2)	-	(0.9)	(4.3)
Mortgage servicing rights (commercial)	75	Discounted cash flow	Cost to service per loan		$3,775	-	3,775	3,775
			Discount rate		5.2	-	5.2%	5.2
			Prepayment rate		0.0	-	20.6	6.7
Nonmarketable equity securities	1,461	Market comparable pricing	Comparability adjustment		(100.0)	-	(4.0)	(30.1)
	1,352	Market comparable pricing	Multiples		0.8x	-	18.7x	9.9x
Other assets (5)	234	Market comparable pricing	Multiples		6.4	-	8.0	7.1
Insignificant Level 3 assets	67
Total	$3,743
December 31, 2021
Loans held for sale (2)	$1,407	Discounted cash flow	Default rate	(3)	0.2	-	78.3%	25.6
			Discount rate		0.6	-	12.0	3.3
			Loss severity		0.4	-	45.6	4.8
			Prepayment rate	(4)	5.4	-	100.0	38.9
Mortgage servicing rights (commercial)	567	Discounted cash flow	Cost to service per loan		$150	-	3,381	2,771
			Discount rate		4.0	-	4.5%	4.0
			Prepayment rate		0.0	-	20.6	5.5
Nonmarketable equity securities	745	Market comparable pricing	Comparability adjustment		(100.0)	-	(33.0)	(59.0)
	15	Market comparable pricing	Multiples		2.0x	-	3.3x	2.8x
	5	Discounted cash flow	Discount rate		10.5	-	10.5%	10.5
Other assets	175	Discounted cash flow	Discount rate		0.2	-	4.4	2.9
Total	$2,914
(1)Refer to the narrative following Table 15.3 for a definition of the valuation technique(s) and significant unobservable inputs used in the valuation of loans held for sale, mortgage servicing rights, certain nonmarketable equity securities, and other assets.
(2)Consists of approximately $400 million and $1.2 billion of government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitizations at December 31, 2022 and 2021, respectively, and approximately $150 million and $200 million of other mortgage loans that are not government insured/guaranteed at December 31, 2022 and 2021, respectively.
(3)Applies only to non-government insured/guaranteed loans.
(4)Includes the impact on prepayment rate of expected defaults for government insured/guaranteed loans, which impact the frequency and timing of early resolution of loans.
(5)Represents private equity and venture capital investments in consolidated portfolio companies.

Fair Value Option	Table 15.7 reflects differences between the fair value carrying amount of the assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.
Table 15.7: Fair Value Option

	December 31, 2022			December 31, 2021
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held for sale (1)	$4,220	4,614	(394)	15,895	15,750	145
Long-term debt	(1,346)	(1,775)	429	—	—	—
(1)Nonaccrual loans and loans 90 days or more past due and still accruing included in LHFS for which we have elected the fair value option were insignificant at December 31, 2022 and 2021.
Gains (Losses) on Changes in Fair Value Included in Earnings
Table 15.8 reflects amounts included in earnings related to initial measurement and subsequent changes in fair value, by income statement line item, for assets and liabilities for which the fair value option was elected. Amounts recorded in net interest income are excluded from the table below.

Table 15.8: Gains (Losses) on Changes in Fair Value Included in Earnings

	Year ended December 31,
	2022			2021			2020
(in millions)	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income
Loans held for sale	$(681)	6	—	1,972	54	2	2,719	28	1
Long-term debt	—	52	—	—	—	—	—	—	—

Fair Value Estimates for Financial Instruments	Table 15.9 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts, certain nonmarketable equity securities, and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.
Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in
Table 15.9. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $737 million and $1.4 billion at December 31, 2022 and 2021, respectively.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.
Table 15.9: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2022
Financial assets
Cash and due from banks (1)	$34,596	34,596	—	—	34,596
Interest-earning deposits with banks (1)	124,561	124,338	223	—	124,561
Federal funds sold and securities purchased under resale agreements (1)	68,036	—	68,036	—	68,036
Held-to-maturity debt securities	297,059	14,285	238,552	2,684	255,521
Loans held for sale	2,884	—	2,208	719	2,927
Loans, net (2)	928,049	—	57,532	836,831	894,363
Nonmarketable equity securities (cost method)	4,900	—	—	4,961	4,961
Total financial assets	$1,460,085	173,219	366,551	845,195	1,384,965
Financial liabilities
Deposits (3)	$66,887	—	46,745	18,719	65,464
Short-term borrowings	50,964	—	50,970	—	50,970
Long-term debt (4)	173,502	—	172,783	999	173,782
Total financial liabilities	$291,353	—	270,498	19,718	290,216
December 31, 2021
Financial assets
Cash and due from banks (1)	$24,616	24,616	—	—	24,616
Interest-earning deposits with banks (1)	209,614	209,452	162	—	209,614
Federal funds sold and securities purchased under resale agreements (1)	66,223	—	66,223	—	66,223
Held-to-maturity debt securities	272,022	16,825	252,717	2,844	272,386
Loans held for sale	7,722	—	6,300	1,629	7,929
Loans, net (2)	868,278	—	63,404	820,559	883,963
Nonmarketable equity securities (cost method)	3,584	—	—	3,646	3,646
Total financial assets	$1,452,059	250,893	388,806	828,678	1,468,377
Financial liabilities
Deposits (3)	$30,012	—	14,401	15,601	30,002
Short-term borrowings	34,409	—	34,409	—	34,409
Long-term debt (4)	160,660	—	166,682	1,402	168,084
Total financial liabilities	$225,081	—	215,492	17,003	232,495
(1)Amounts consist of financial instruments for which carrying value approximates fair value.
(2)Excludes lease financing with a carrying amount of $14.7 billion and $14.5 billion at December 31, 2022 and 2021, respectively.
(3)Excludes deposit liabilities with no defined or contractual maturity of $1.3 trillion and $1.5 trillion at December 31, 2022 and 2021, respectively.
(4)Excludes obligations under finance leases of $22 million and $26 million at December 31, 2022 and 2021, respectively.